SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                          DWS Commodity Securities Fund

The following information replaces information about the portfolio management team in the "Portfolio management" section of the fund's prospectuses:

The following people handle the day-to-day management of the fund:

Theresa Gusman                            Terence P. Brennan
Managing Director of Deutsche Asset       Director of Deutsche Asset Management
Management and Lead Portfolio Manager     and Portfolio Manager of the fund.
of the fund.                               o Joined Deutsche Asset Management
 o Joined Deutsche Asset Management in       in 1999.
   1995.                                   o Over 21 years of investment
 o Over 25 years of investment               industry experience.
   industry experience.                    o BA, Fordham University.
 o BA, State University of New York at
   Stony Brook.








               Please Retain This Supplement for Future Reference


July 13, 2009                                             [DWS Investments Logo]
DCSF-3604                                                    Deutsche Bank Group